Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2016
Registrant Name	LORD ABBETT EQUITY TRUST
Central Index Key	0001139819
Amendment Flag	false
Document Creation Date	Nov. 22, 2016
Document Effective Date	Dec. 01, 2016
Prospectus Date	Dec. 01, 2016